Annual Fund Operating Expenses - Tax Exempt Cash Managed Shares - DWS Tax-Exempt Portfolio - Tax-Exempt Cash Managed Shares	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	0.15%
Other expenses	0.27%
Total annual fund operating expenses	0.50%